Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes, Israel	$ 9,339	$ 14,703	$ 23,226
Income before income taxes, foreign jurisdiction	2,520	2,871	2,356
Income before income taxes	11,859	17,574	25,582
Current taxes, Israel	1,732	2,400	2,379
Current taxes, foreign jurisdiction	611	831	1,095
Current taxes	2,343	3,231	3,474
Current tax (benefits) expenses relating to prior years, Israel	(17)	(73)	12
Current tax (benefits) expenses relating to prior years, foreign jurisdiction	(4)	(226)	(71)
Current tax (benefits) expenses relating to prior years	(21)	(299)	(59)
Deferred taxes, Israel	(904)	(106)	549
Deferred taxes, foreign jurisdiction	205	111	(96)
Deferred taxes	(699)	5	453
Income tax expense	$ 1,623	$ 2,937	$ 3,868